FAIR VALUE CHANGES	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
FAIR VALUE CHANGES	FAIR VALUE CHANGES
Fair value changes recorded in net income represent gains or losses arising from changes in the fair value of assets and liabilities, including derivative financial instruments, accounted for using the fair value method and are comprised of the following:

FOR THE PERIODS ENDED DEC. 31 (MILLIONS)	2025	2024
Investment properties	$(684)	$556
Transaction related income, net of expenses	7	143
Financial instruments	2,078	857
Impairment and provisions	(1,712)	(2,404)
Other fair value changes	(1,211)	(1,672)
	$(1,522)	$(2,520)